Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Cost	$ 84	$ 510
Accumulated amortization	55	120
Net book value	29	390
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	65	449
Accumulated amortization	38	94
Net book value	27	355
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	4	9
Accumulated amortization	2	3
Net book value	2	6
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	14	15
Accumulated amortization	14	15
Net book value	0	0
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	1	37
Accumulated amortization	1	8
Net book value	$ 0	$ 29